Cover	Nov. 10, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 10, 2025
Entity Registrant Name	ADC Therapeutics SA
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, par value CHF 0.08 per share
Trading Symbol	ADCT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001771910